Interest-bearing loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Interest-Being Loans And Borrowings [Abstract]
Schedule and maturity of borrowings

(in thousands of USD)	Note	Bank loans	Other Notes	Lease liabilities	Other borrowings	Total
More than 5 years	—	360,928	—	184	528,109	889,221
Between 1 and 5 years	—	1,089,941	198,887	1,267	139,252	1,429,347
More than 1 year		1,450,869	198,887	1,451	667,361	2,318,568
Less than 1 year	—	201,937	3,733	2,293	95,724	303,687
At January 1, 2025		1,652,806	202,620	3,744	763,085	2,622,255

New loans	—	2,061,396	—	2,463	413,305	2,477,164
Scheduled repayments	—	(249,981)	—	(7,171)	(171,895)	(429,047)
Early repayments	—	(453,035)	—	—	—	(453,035)
Acquisitions through business combinations	24	978,322	—	120,541	302,512	1,401,375
Transaction expenses		(7,948)	330	—	(2,996)	(10,614)
Other changes	—	7,839	—	—	482	8,321
Translation differences	—	23,565	—	119	1,619	25,303
Balance at June 30, 2025		4,012,964	202,950	119,696	1,306,112	5,641,722

More than 5 years	—	473,850	—	133	765,362	1,239,345
Between 1 and 5 years	—	3,186,448	199,217	3,975	434,817	3,824,457
More than 1 year		3,660,298	199,217	4,108	1,200,179	5,063,802
Less than 1 year	—	352,666	3,733	115,588	105,933	577,920
Balance at June 30, 2025		4,012,964	202,950	119,696	1,306,112	5,641,722

The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows December 31, 2024
(in thousands of USD)	Note	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	1,855,426	2,429,845	313,873	1,603,373	512,598
Other borrowings	16	763,085	1,111,977	143,799	292,668	675,510
Lease liabilities	16	3,744	4,138	2,397	1,517	224
Current trade and other payables *	17	52,073	52,073	52,073	—	—
		2,674,328	3,598,033	512,143	1,897,558	1,188,332

		Contractual cash flows June 30, 2025
(in thousands of USD)	Note	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	4,215,914	4,881,080	550,526	4,184,029	146,525
Other borrowings	16	1,306,112	1,905,071	183,607	697,473	1,023,990
Lease liabilities	16	119,696	120,426	115,650	4,638	139
Current trade and other payables *	17	122,713	122,713	122,713	—	—
		5,764,435	7,029,291	972,496	4,886,140	1,170,654

* Deferred income and VAT payables (included in other payables) (see Note 16), which are not financial liabilities, are not included.

Disclosure of terms and conditions of outstanding loans	The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				June 30, 2025			December 31, 2024
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured Revolving loan 80.0M	EUR	SOFR + CAS + 1.45%	2026	93,542	80,000	80,081	83,112	27,500	27,505
Secured FSO loan 161.1M	USD	SOFR + 2.15%	2030	136,294	136,294	135,243	148,727	148,727	147,464
Secured vessels loan Refi - Revolving loan 1,341M*	USD	SOFR + 2.30% - 2.90%	2028	867,818	700,000	694,136	995,207	750,000	743,637
Secured vessels loan 129.75M	USD	SOFR + 1.28% - 1.73%	2038	25,950	25,950	26,094	25,950	25,950	26,102
Secured vessels Revolving loan 182.5M*	USD	SOFR + 2.20% - 2.80%	2029	130,999	128,999	127,785	169,500	167,250	165,691
Credit Line Belfius Windcat EUR 1.25M	EUR	SOFR + 1.83%	—	1,465	1,465	1,465	1,299	1,299	1,299
Credit Line KBC Windcat EUR 1.25M	EUR	SOFR + 2.40%	—	1,465	1,465	1,465	1,299	1,299	1,299
Loan BNPPF EUR 151.2M	EUR	Euribor + 1.00%	2038	117,361	104,700	105,199	86,925	86,925	87,510
Loan CEXIM I 152M	USD	SOFR + 2.06%	2036	151,993	69,965	67,802	72,504	72,504	70,309
Loan CEXIM II 280M	USD	SOFR + 2.06%	2035	279,910	182,535	175,217	189,216	189,216	183,163
Loan CEXIM III 224M	USD	SOFR + 2.06%	2038	224,000	130,667	128,834	115,733	115,733	112,330
Loan KBC/Belfius Windcat EUR 78M	EUR	Euribor + 3.25%	2027	91,396	51,080	51,132	49,426	43,921	43,623
Loan SocGen EUR 154.7M	EUR	Euribor + 1.00% Euribor + 0.90%	2037 2039	58,733	38,667	38,994	34,276	34,276	34,634
Loan SocGen EUR 8.8M	EUR	Euribor + 1.10%	2033	10,314	8,767	8,499	8,228	8,228	8,240
Secured vessels loan 392.7M	USD	SOFR + 1.75%	2040	94,248	94,248	95,224	—	—	—
1.4B Bridge Facility	USD	SOFR + 3.04%	2026	1,265,021	1,265,021	1,256,465	—	—	—
Secured vessels loan 2B Facility	USD	SOFR + 2.10% - 2.75%	2030	500,000	141,896	139,800	—	—	—
Loan 1,400 TEU 26.3M	USD	SOFR + 3.75% EURIBOR + 3.55%	2032	26,325	2,025	2,025	—	—	—
Loan DNB 275M	USD	SOFR + 1.90%	2027	208,659	208,659	208,455	—	—	—
Loan Danske Bank 250M	USD	SOFR + 1.80%	2028	147,321	147,321	147,312	—	—	—

Loan Credit Suisse 80M	USD	SOFR + 1.80%	2030	72,000	72,000	72,197	—	—	—
Loan KfW 40M	USD	SOFR + 1.75%	2030	36,500	36,500	36,598	—	—	—
Loan ING 360M	USD	SOFR + 1.75%	2033	268,360	268,360	268,398	—	—	—
Loan DNB 150M	USD	SOFR + 1.65%	2029	145,064	145,064	144,544	—	—	—
Total interest-bearing bank loans				4,954,739	4,041,648	4,012,964	1,981,402	1,672,828	1,652,806

* The total amount available under the revolving loan facilities depends on the total value of the fleet of tankers securing the facility.

Schedule of unsecured notes

(in thousands of USD)				June 30, 2025			December 31, 2024
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	6.25%	2026	200,000	200,000	202,950	200,000	200,000	202,620
Total other notes				200,000	200,000	202,950	200,000	200,000	202,620

Schedule of future lease payments for leaseback agreement maturity	The future capital payments for these leaseback agreements are as follows:

(in thousands of USD)	June 30, 2025	December 31, 2024

Less than one year	65,909	31,701
Between one and five years	439,271	141,251
More than five years	771,425	531,385
Total future capital payables	1,276,605	704,337